Identifiable Intangible Assets and Goodwill - Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Goodwill [Roll Forward]
Beginning balance		$ 55,952	[1]	$ 54,449
Additions	[2]			664
Other		(2,541)	[3]	840	[4]
Ending balance	[1]	53,411		55,952
Innovative Health Segment [Member]
Goodwill [Roll Forward]
Beginning balance		31,141		30,134
Additions	[2]			572
Other		(2,264)	[3]	435	[4]
Ending balance		28,877		31,141
Essential Health Segment [Member]
Goodwill [Roll Forward]
Beginning balance		24,811		24,315
Additions	[2]			92
Other		(277)	[3]	404	[4]
Ending balance		24,534		24,811
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Consumer Healthcare [Member]
Goodwill [Roll Forward]
Goodwill		$ 1,972		$ 0

[1]	Amounts may not add due to rounding.
[2]	IH additions primarily represent measurement period adjustments related to our Medivation acquisition, and EH additions relate to our acquisition of AstraZeneca’s small molecule anti-infectives business (see Note 2A).
[3]	Primarily reflects the impact of the reclassification of $2.0 billion to Assets held for sale during the fourth quarter of 2018 (see Note 2C), foreign exchange and the contribution of the allogeneic CAR T developmental program assets and operations to Allogene that constituted a business for accounting purposes (see Note 2B).
[4]	Primarily reflects the impact of foreign exchange and an adjustment of our estimate of goodwill associated with the HIS net assets sold.